COMPOSITION OF CERTAIN FINANCIAL STATEMENT CAPTIONS	12 Months Ended
Dec. 31, 2020
COMPOSITION OF CERTAIN FINANCIAL STATEMENT CAPTIONS
COMPOSITION OF CERTAIN FINANCIAL STATEMENT CAPTIONS

5. COMPOSITION OF CERTAIN FINANCIAL STATEMENT CAPTIONS

Other current assets consisted of the following (stated in thousands):

	December 31,
	2020	2019
Prepaid insurance	$116	$104
Deposits	48	34
Other assets	120	30
Other current assets	$284	$168

Property, plant and equipment, net, consisted of the following (stated in thousands):

	December 31,
	2020	2019
Medical equipment	$588	$278
Computer equipment	43	38
Furniture and fixtures	69	65
Gross property, plant and equipment	700	381
Less: Accumulated depreciation and amortization	(344)	(172)
Property, plant and equipment, net	$356	$209

Depreciation expense related to equipment and furniture and fixtures was $172 for the years ended December 31, 2020 and 2019.

Accounts payable and accrued liabilities consisted of the following (stated in thousands):

	December 31,
	2020	2019
Accounts payable	$102	$1,056
Accrued billing fees	1,490	2,464
Accrued salaries and benefits	1,163	541
Other accrued liabilities	116	304
Accounts payable and accrued liabilities	$2,871	$4,365

Other current liabilities consisted of the following (stated in thousands):

	December 31,
	2020	2019
Insurance premiums financed	$69	$81
Other liabilities	27	—
Other current liabilities	$96	$81

Other income, net consisted of the following (stated in thousands):

	Years Ended December 31,
	2020	2019
Loss for broker warrant fair value	$—	$(14)
(Loss) gain for stock option fair value	50	(8)
Gain on settlement	—	194
Other income	39	—
Other income, net	$89	$172